Segment and geographical information (Tables)	12 Months Ended
Dec. 31, 2021
Operating Segments [Abstract]
Segment information

January 1, 2021 to December 31, 2021	Lumber	NA EWP	Pulp & Paper	Europe EWP	Corporate & Other	Total

Sales
To external customers	$4,804	$4,264	$727	$723	$—	$10,518
To other segments	106	9	—	—	(115)	—
	$4,910	$4,273	$727	$723	$(115)	$10,518
Cost of products sold	(2,241)	(1,521)	(541)	(457)	115	(4,645)
Freight and other distribution costs	(404)	(262)	(137)	(43)	—	(846)
Export duties, net	(146)	—	—	—	—	(146)
Amortization	(164)	(289)	(34)	(88)	(9)	(584)
Selling, general and administration	(146)	(76)	(34)	(22)	(34)	(312)
Equity-based compensation	—	—	—	—	(40)	(40)
Operating earnings	$1,809	$2,125	$(19)	$113	$(83)	$3,945
Finance expense, net	(17)	(3)	(5)	(1)	(19)	(45)
Other	2	(1)	2	—	(5)	(2)
Earnings before tax	$1,794	$2,121	$(22)	$112	$(107)	$3,898

Total assets	$3,557	$4,154	$448	$953	$1,321	$10,433
Total liabilities	$668	$552	$99	$223	$1,235	$2,777
Capital expenditures[1]	$146	$424	$35	$28	$2	$635
1.NA EWP capital expenditures includes $276 million relating to the asset acquisition of the idled OSB mill near Allendale, South Carolina.

January 1, 2020 to December 31, 2020 (currency remeasurement)	Lumber	NA EWP	Pulp & Paper	Europe EWP	Corporate & Other	Total

Sales
To external customers	$3,258	$467	$648	$—	$—	$4,373
To other segments	98	7	—	—	(105)	—
	$3,356	$474	$648	$—	$(105)	$4,373
Cost of products sold	(1,871)	(303)	(490)	—	105	(2,559)
Freight and other distribution costs	(361)	(42)	(126)	—	—	(529)
Export duties, net	(57)	—	—	—	—	(57)
Amortization	(151)	(13)	(31)	—	(8)	(203)
Selling, general and administration	(128)	(22)	(33)	—	(2)	(185)
Equity-based compensation	—	—	—	—	(9)	(9)
Operating earnings	$788	$94	$(32)	$—	$(19)	$831
Finance expense, net	(17)	(4)	(6)	—	—	(27)
Other	(2)	5	(8)	—	(9)	(14)
Earnings before tax	$769	$95	$(46)	$—	$(28)	$790

Total assets	$3,138	$249	$432	$—	$359	$4,178
Total liabilities	$520	$45	$130	$—	$1,005	$1,700
Capital expenditures	$149	$10	$19	$—	$2	$180

Geographic distribution
The geographic distribution of non-current assets and external sales is as follows:

	Non-current assets			Sales by geographic area[1]
		Currency remeasurement	Currency remeasurement		Currency remeasurement
	2021	2020	January 1, 2020	2021	2020
Canada	$3,825	$1,654	$1,577	$1,682	$853
United States	2,838	1,188	1,134	7,286	2,860
China	—	—	—	465	467
Other Asia	—	—	—	341	174
Europe[2,3]	553	—	—	737	17
Other	—	—	—	7	2
	$7,216	$2,842	$2,711	$10,518	$4,373
1.Sales distribution is based on the location of product delivery.
2. 2021 non-current assets balance includes non-current assets located in the U.K. and Belgium.
3.Sales balances includes sales to the U.K.